Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended			4 Months Ended			7 Months Ended			10 Months Ended			12 Months Ended		13 Months Ended		16 Months Ended		19 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 17, 2024	Jun. 24, 2024	Apr. 05, 2022	Oct. 31, 2015	Jan. 31, 2025	Jul. 31, 2024	Apr. 30, 2022	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2022	Jul. 31, 2025	Jan. 31, 2025	Oct. 31, 2022	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2023	Oct. 31, 2025	Oct. 31, 2016	Jul. 31, 2025	Apr. 30, 2023	Oct. 31, 2025	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Oct. 31, 2017	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Oct. 31, 2018	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000234391
Account Value [Line Items]
Line Graph and Table Measure Name																	Energy Transition & Infrastructure ETF (at NAV) $13,535
Accumulated Value			$ 10,000				$ 9,042			$ 9,768			$ 9,133			$ 9,892				$ 9,661		$ 10,228	$ 8,596	$ 9,598		$ 10,664	$ 11,584	$ 12,437	$ 13,738		$ 12,858	$ 13,853	$ 13,535
C000093529
Account Value [Line Items]
Line Graph and Table Measure Name																	Emerging Markets Debt Hard Currency ETF (at NAV) $14,928
Accumulated Value				$ 10,000														$ 11,217							$ 11,976					$ 11,226				$ 12,730	$ 12,650	$ 13,092	$ 10,280	$ 11,447	$ 13,022	$ 14,928
C000250828
Account Value [Line Items]
Line Graph and Table Measure Name																	Flexible Credit Income ETF (at NAV) $11,354
Accumulated Value		$ 10,000				$ 10,146			$ 10,377			$ 10,625			$ 10,612				$ 11,060		$ 11,354
C000248822
Account Value [Line Items]
Line Graph and Table Measure Name																	Short Duration Income ETF (at NAV) $12,795
Accumulated Value				10,000														10,106							10,181					10,211				10,682	10,929	11,286	10,536	11,060	12,015	12,795
C000255680
Account Value [Line Items]
Line Graph and Table Measure Name																	Total Return Bond ETF (at NAV) $10,663
Accumulated Value	$ 10,000				$ 9,985			$ 10,169			$ 10,346			$ 10,663
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $16,099
Accumulated Value			10,000				9,227			9,263			8,720			9,222				9,473		10,468	9,604	11,141		11,619	12,787	13,255	14,080		13,025	14,875	16,099
Nueberger Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																	JPM EMBI Global Diversified Index $14,985
Accumulated Value				10,000														11,170							11,876					11,355				12,984	13,111	13,690	10,379	11,246	13,289	14,985
Nueberger Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Universal Index $10,878
Accumulated Value		10,000				10,160			10,214			10,227			10,473				10,567		10,878
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Bond Index $12,071
Accumulated Value				10,000														10,437							10,531					10,315				11,502	12,214	12,155	10,249	10,286	11,370	12,071
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Bond Index $10,595
Accumulated Value	$ 10,000				$ 9,973			$ 10,237			$ 10,292			$ 10,595
Nueberger Index: Alerian MLP Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Alerian MLP Index $18,155
Accumulated Value			10,000				9,954			10,380			11,398			11,704				11,624		12,760	13,290	14,509		15,630	16,456	16,252	18,805		17,740	19,091	18,155
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI All Country World Index (Net) $15,173
Accumulated Value			$ 10,000				$ 9,308			$ 9,130			$ 8,432			$ 9,354				$ 9,500		$ 10,308	$ 9,317	$ 10,728		$ 11,159	$ 12,062	$ 12,372	$ 12,952		$ 12,480	$ 13,977	$ 15,173
Nueberger Index: JPM EM Blend HC/LC 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name																	JPM EM Blend HC/LC 50-50 Index $14,504
Accumulated Value				10,000														11,085							11,725					11,165				12,783	12,707	13,071	10,368	11,525	12,979	14,504
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Bond Index $10,812
Accumulated Value		10,000				10,160			10,185			10,178			10,446				10,503		10,812
Nueberger Index: ICE BofA Global High Yield Constrained Index (USD-Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA Global High Yield Constrained Index (USD-Hedged) $11,327
Accumulated Value		$ 10,000				$ 10,174			$ 10,467			$ 10,675			$ 10,667				$ 11,094		$ 11,327
Nueberger Index: Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $12,158
Accumulated Value				$ 10,000														$ 10,131							$ 10,199					$ 10,234				$ 10,734	$ 11,097	$ 11,092	$ 10,551	$ 10,891	$ 11,572	$ 12,158